Acquisitions and disposals (Details) ¥ in Millions, £ in Millions					12 Months Ended
	Jun. 27, 2025 GBP (£)	Jun. 27, 2025 CNY (¥)	Dec. 27, 2024 GBP (£)	Dec. 27, 2024 CNY (¥)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Sep. 30, 2024 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash flows from acquisition of additional ownership interests in subsidiary					£ 174.0	£ 488.0
Proceeds from sales of intangible assets, classified as investing activities						325.0	£ 246.0
Lamisil
Disclosure of detailed information about business combination [line items]
Gains (losses) on disposal of intangible assets and businesses							(10.0)
Nicotine replacement therapy business
Disclosure of detailed information about business combination [line items]
Agreed consideration for sale of business								£ 485.0
Agreed cash consideration for sale of business								458.0
Agreed deferred performance-based consideration for sale of business								£ 27.0
Gains (losses) on disposal of intangible assets and businesses					£ 12.0	£ 121.0
Transaction costs on disposal of business							£ 10.0
Tianjin TSKF Pharmaceutical Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of additional ownership interests in subsidiary acquired	12.00%	12.00%	33.00%	33.00%
Liability for option to acquire additional shares in subsidiary			£ 177.0
Cash flows from acquisition of additional ownership interests in subsidiary	£ 0.2	¥ 1,623	£ 486.0	¥ 4,465
Percentage of additional ownership interests that entity has option to acquire			12.00%
Tianjin TSKF Pharmaceutical Co., Ltd | CHINA
Disclosure of detailed information about business combination [line items]
Percentage of entity's revenue in market represented by business					40.00%